Shareholder Report, Holdings (Details) - C000244753	Jan. 31, 2025
Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.25%
Banking
Holdings [Line Items]
Percent of Net Asset Value	0.56%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.86%
Media
Holdings [Line Items]
Percent of Net Asset Value	1.03%
UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	4.49%
Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	6.29%
CONSUMER DISCRETIONARY PRODUCTS
Holdings [Line Items]
Percent of Net Asset Value	7.76%
Insurance
Holdings [Line Items]
Percent of Net Asset Value	10.49%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.03%
Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.27%
Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	12.23%
Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	19.54%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.47%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.77%
United States
Holdings [Line Items]
Percent of Net Asset Value	96.76%